1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct

July 1, 2022

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:                           Registration Statement on Form N-6 for AUL American Individual Variable Life Unit Trust (File Nos. 333-263757 and 811-08311)

Dear Sir or Madam:

On behalf of American United Life Insurance Company (“AUL”) and its separate account, AUL American Individual Variable Life Unit Trust (the “Separate Account”), we are electronically filing via EDGAR a copy of Pre-Effective Amendment No. 1 to the Separate Account’s registration statement on Form N-6 (“PEA 1”) under Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Separate Account’s initial registration statement on Form N-6 (the “Registration Statement”); (ii) filing certain required exhibits; and (iii) making non-material changes to the Separate Account’s Registration Statement. We note that the Separate Account has separately filed via EDGAR correspondence responses to the comments of the staff of the SEC on the Registration Statement. We will file a subsequent pre-effective amendment for the purpose of responding to any further comments of the SEC staff and adding any other required information.

Please contact me at (202) 261-3314 or James V. Catano at (202) 261-3376 with any comments or questions concerning this filing.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:	James V. Catano, Esq., Dechert LLP